Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Hussman Strategic Market Cycle Fund | Hussman Strategic Market Cycle Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	(7.01%)	(11.61%)	17.32%	(0.23%)	14.53%	(18.86%)	8.78%	(12.72%)	(11.49%)	(8.40%)
Hussman Strategic Total Return Fund | Hussman Strategic Total Return Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	6.06%	6.04%	(6.23%)	1.21%	11.45%	11.42%	1.48%	1.21%	8.03%	(1.01%)
Hussman Strategic Allocation Fund | Hussman Strategic Allocation Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	1.74%	0.65%	4.42%	7.22%	11.22%